Cabana Target Drawdown 13 ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
EQUITY – 89.7%
Invesco QQQ Trust Series 1	65,110	$23,737,153
Vanguard Communication Services ETF	162,927	23,572,278
Vanguard Consumer Discretionary ETF	73,291	23,091,795
Vanguard Extended Market ETF	125,523	23,405,019
Vanguard Financials ETF	258,322	23,298,061
Vanguard Health Care ETF	93,819	24,057,068
Vanguard Information Technology ETF	57,972	23,896,638
Vanguard Mid-Cap ETF	98,535	23,694,712
Vanguard S&P 500 ETF	58,725	23,674,984
		212,427,708
FIXED INCOME – 10.1%
Vanguard Long-Term Bond ETF	226,818	24,010,953
TOTAL EXCHANGE-TRADED FUNDS
(Cost $231,907,317)		236,438,661

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(a)	631,930	631,930
TOTAL SHORT TERM INVESTMENTS
(Cost $631,930)		631,930
TOTAL INVESTMENTS – 100.1%
(Cost $232,539,247)		237,070,591
Liabilities in Excess of Other Assets – (0.1%)		(92,070)
TOTAL NET ASSETS – 100.0%		$236,978,521

(a)	The rate is the annualized seven-day yield at period end.